As filed with the U.S. Securities and Exchange Commission on March 19, 2013

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 105	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 107

(Check appropriate box or boxes)

BlackRock Funds II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

(800) 441-7762

Registrant’s Telephone Number, including Area Code

John M. Perlowski

BlackRock Funds II

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Beneficial Interest, par value, $0.001 per share.

This filing relates solely to the LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio and LifePath® Active 2055 Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on March 19, 2013.

BLACKROCK FUNDS II
(Registrant)

on behalf of

LifePath® Active 2015 Portfolio,

LifePath® Active 2020 Portfolio,

LifePath® Active 2025 Portfolio,

LifePath® Active 2030 Portfolio,

LifePath® Active 2035 Portfolio,

LifePath® Active 2040 Portfolio,

LifePath® Active 2045 Portfolio,

LifePath® Active 2050 Portfolio, and

LifePath® Active 2055 Portfolio

By:	/s/ JOHN M. PERLOWSKI

(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	March 19, 2013

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	March 19, 2013

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

BRUCE R. BOND* (Bruce R. Bond)	Trustee

DONALD W. BURTON* (Donald W. Burton)	Trustee

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Trustee

KENNETH A. FROOT* (Kenneth A. Froot)	Trustee

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee

JOHN F. O’BRIEN* (John F. O’Brien)	Trustee

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee

DAVID H. WALSH* (David H. Walsh)	Trustee

FRED G. WEISS* (Fred G. Weiss)	Trustee

PAUL L. AUDET* (Paul L. Audet)	Trustee

LAURENCE D. FINK* (Laurence D. Fink)	Trustee

HENRY GABBAY* (Henry Gabbay)	Trustee

*By: /s/ BENJAMIN ARCHIBALD Benjamin Archibald (Attorney-in-Fact)		March 19, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase